COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Income from interests (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Interest on overdrafts	$ 44,410,794	$ 23,471,096	$ 19,005,461
Interest on promissory notes	67,470,691	64,028,835	67,907,777
Interest on personal loans	66,454,064	92,146,481	117,692,377
Interest on corporate unsecured loans	96,127,460	50,712,155	41,967,396
Interest on credit card loans	42,005,274	45,870,806	35,957,060
Interest on mortgage loans	62,359,572	56,407,739	42,843,345
Interest on automobile and other secured loan	12,574,777	13,122,573	9,393,313
Interest on foreign trade loans	3,180,062	4,010,233	7,543,367
Interest on financial leases	17,868,411	14,262,772	9,591,489
Interest on public and private securities measured at amortized cost	567,893,807	387,019,350	167,862,434
Others	177,352,343	33,302,307	107,654,661
Total	$ 1,157,697,255	$ 784,354,347	$ 627,418,680